Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Accumulated Depreciation [Abstract]
Additions	$ (5,499)	$ (4,952)
Net book value	250,524		$ 254,730
Vessels [Member]
Cost [Abstract]
Beginning balance	275,582	242,462	242,462
Additions	89		33,120
Ending balance	275,671		275,582
Accumulated Depreciation [Abstract]
Beginning balance	(20,852)	$ (10,353)	(10,353)
Additions	(5,475)		(10,499)
Ending balance	(26,327)		(20,852)
Net book value	$ 249,344		$ 254,730